Variable Interest Entities (Tables) - Cleco Power [Member]	12 Months Ended
Dec. 31, 2016
Variable Interest Entity [Line Items]
Comparison of Investee's Assets and Liabilities with Maximum Exposure to Loss
The following table compares the carrying amount of Oxbow’s assets and liabilities with Cleco Power’s maximum exposure to loss related to its investment in Oxbow:

(THOUSANDS)	AT DEC. 31, 2016	AT DEC. 31, 2015
Oxbow’s net assets/liabilities	$37,345	$33,645
Cleco Power’s 50% equity	$18,672	$16,822
Cleco Power’s maximum exposure to loss	$18,672	$16,822

Equity Method Investments
The following table presents the components of Cleco Power’s equity investment in Oxbow:

INCEPTION TO DATE (THOUSANDS)	AT DEC. 31, 2016	AT DEC. 31, 2015
Purchase price	$12,873	$12,873
Cash contributions	6,399	3,949
Dividend received	(600)	—
Total equity investment in investee	$18,672	$16,822
The following tables contain summarized financial information for Oxbow:

(THOUSANDS)	AT DEC. 31, 2016	AT DEC. 31, 2015
Current assets	$886	$2,794
Property, plant, and equipment, net	25,864	23,749
Other assets	10,971	7,220
Total assets	$37,721	$33,763
Current liabilities	$376	$118
Partners’ capital	37,345	33,645
Total liabilities and partners’ capital	$37,721	$33,763

	FOR THE YEAR ENDED DEC. 31,
(THOUSANDS)	2016	2015	2014
Operating revenue	$5,459	$3,991	$2,248
Operating expenses	5,459	3,991	2,248
Income before taxes	$—	$—	$—